Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule of Deposits

Deposits consist of the following (in thousands):

	December 31,
	2016	2015
Demand, non-interest bearing	$104,006	$106,667
Interest-bearing demand and money market	118,429	114,406
Savings	95,449	94,923
Time deposits, $250,000 or more	5,773	5,222
Other time deposits	132,165	135,908
	$455,822	$457,126

Schedule of Maturities of Time Deposits

Aggregate amount of scheduled maturities of time deposits as of December 31, 2016 include the following (in thousands):

	Time Deposits
Maturing in:	$250,000 or more	Other	Total Time Deposits
2017	$351	$47,907	$48,258
2018	862	16,390	17,252
2019	1,705	17,258	18,963
2020	513	25,416	25,929
2021	808	13,069	13,877
Later	1,534	12,125	13,659
	$5,773	$132,165	$137,938